Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	$ 98,819		$ 98,819		$ 69,882
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(1,812)	$ (16,504)	(30,886)	$ (25,362)
Unrealized (losses) gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(112)	14,336	12,575	43,343
Total realized and unrealized gains (losses) on derivative instruments	(1,924)	(2,168)	(18,311)	17,981
Interest rate swap agreements
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(2,247)	(2,704)	(5,720)	(11,544)
Unrealized (losses) gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(623)	19,718	(14,839)	44,169
Interest rate swap agreement terminations
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	(13,681)	0	(13,681)
Foreign currency forward contracts
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	0	0	0
Unrealized (losses) gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(435)	0	(536)	0
Stock purchase warrants
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	0	(25,559)	0
Unrealized (losses) gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	0	(5,373)	26,900	(851)
Forward freight agreements
Realized (losses) gains relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	435	(119)	393	(137)
Unrealized (losses) gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ 946	$ (9)	$ 1,050	$ 25